Commitments and Contingencies (Tables)	9 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Commitments and Contingencies

Commitments and contingencies are described below and summarized by the following table as of June 30, 2014:

	Total	2015	2016	2017	2018	2019	Thereafter
Clinical research and trial obligations	$273,000	$273,000	$—	$—	$—	$—	$—
Sponsored research agreement with related party	362,000	82,000	70,000	70,000	70,000	70,000	—
Management fee	1,320,000	264,000	264,000	264,000	264,000	264,000	—

	$1,955,000	$619,000	$334,000	$334,000	$334,000	$334,000	$—